Quarterly Report
October 31, 2021
MFS®  Emerging Markets
Debt Fund
EMD-Q1

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 91.3%
Angola – 0.5%
Republic of Angola, 8%, 11/26/2029 (n)		$3,588,000	$3,552,551
Republic of Angola, 8%, 11/26/2029		6,071,000	6,011,018
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	496,150
Republic of Angola, 9.375%, 5/08/2048		11,153,000	11,067,122
Republic of Angola, 9.125%, 11/26/2049 (n)		1,391,000	1,355,591
Republic of Angola, 9.125%, 11/26/2049		20,148,000	19,635,112
			$42,117,544
Argentina – 1.2%
Province of Cordoba, 5%, 6/01/2027 (n)		$4,556,036	$3,024,069
Province of Cordoba, 5%, 6/01/2027		7,677,311	5,095,815
Province of Santa Fe, 7%, 3/23/2023 (n)		12,378,000	11,418,705
Province of Santa Fe, 7%, 3/23/2023		300,000	276,750
Republic of Argentina, 0.5%, 7/09/2030		36,715,548	12,523,673
Republic of Argentina, 1.125%, 7/09/2035		45,877,549	14,153,683
Republic of Argentina, 2%, 1/09/2038		74,958,000	27,389,653
Republic of Argentina, 2.5%, 7/09/2041		109,209,000	37,584,277
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(n)		13,021,612	3,418,304
			$114,884,929
Azerbaijan – 1.0%
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		$8,882,000	$10,404,908
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		44,455,000	52,077,254
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		28,390,000	34,706,094
			$97,188,256
Bahamas – 0.0%
Commonwealth of Bahamas, 6%, 11/21/2028		$2,005,000	$1,811,036
Benin – 0.5%
Republic of Benin, 4.875%, 1/19/2032	EUR	8,202,000	$9,244,473
Republic of Benin, 4.875%, 1/19/2032 (n)		15,985,000	18,016,692
Republic of Benin, 6.875%, 1/19/2052 (n)		10,532,000	12,194,641
Republic of Benin, 6.875%, 1/19/2052		2,500,000	2,894,664
			$42,350,470
Bermuda – 0.5%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$19,632,000	$19,435,680
Government of Bermuda, 2.375%, 8/20/2030		4,000,000	3,960,000
Government of Bermuda, 3.375%, 8/20/2050 (n)		16,584,000	16,567,416
Government of Bermuda, 3.375%, 8/20/2050		2,300,000	2,297,700
			$42,260,796
Brazil – 2.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$480,000	$489,845
Aegea Finance S.à r.l., 5.75%, 10/10/2024		22,879,000	23,348,248
Azul Investments LLP, 7.25%, 6/15/2026 (n)		20,068,000	18,613,070
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		13,953,000	14,179,736
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025		5,313,000	5,399,336
CSN Inova Ventures, 6.75%, 1/28/2028		12,983,000	13,787,946
Federative Republic of Brazil, 10%, 1/01/2023	BRL	56,286,000	9,749,550
Federative Republic of Brazil, 3.875%, 6/12/2030		$9,552,000	8,962,546
Federative Republic of Brazil, 3.75%, 9/12/2031		8,636,000	7,880,350
Federative Republic of Brazil, 4.75%, 1/14/2050		30,155,000	25,750,561

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – continued
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		$16,007,000	$17,647,718
FS Luxembourg S.à r.l., 10%, 12/15/2025		10,400,000	11,466,000
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		22,427,000	21,822,368
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		4,407,394	4,546,272
MV24 Capital B.V., 6.748%, 6/01/2034		17,705,213	18,263,104
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030 (n)		6,110,000	5,987,861
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030		1,710,000	1,675,817
StoneCo Ltd., 3.95%, 6/16/2028 (n)		8,469,000	7,601,012
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		17,217,000	17,652,074
TerraForm Global Operating LLC, 6.125%, 3/01/2026		1,392,000	1,427,176
			$236,250,590
Bulgaria – 0.4%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	24,084,000	$27,605,788
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028 (n)		6,782,000	7,800,368
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		1,900,000	2,185,299
			$37,591,455
Chile – 2.6%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$14,093,000	$14,604,012
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		13,619,000	14,112,825
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		15,533,000	15,177,294
Banco del Estado de Chile, 3.875%, 2/08/2022		5,423,000	5,450,115
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		15,334,000	15,794,173
Banco del Estado de Chile, 2.704%, 1/09/2025		11,598,000	11,946,056
Chile Electricity PEC S.p.A., 0%, 1/25/2028		12,453,000	10,217,686
E.CL S.A., 4.5%, 1/29/2025		14,398,000	15,482,863
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		9,946,000	10,254,772
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		10,210,000	10,526,968
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)		4,892,000	5,342,082
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		1,100,000	1,201,204
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		20,172,000	19,138,185
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		3,831,000	4,119,659
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		19,882,000	19,981,609
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		6,800,000	6,834,068
Republic of Chile, 5%, 10/01/2028 (n)	CLP	4,850,000,000	5,639,464
Transelec S.A., 4.625%, 7/26/2023 (n)		$11,696,000	12,319,748
Transelec S.A., 4.25%, 1/14/2025 (n)		1,000,000	1,073,760
Transelec S.A., 4.25%, 1/14/2025		2,605,000	2,797,145
Transelec S.A., 3.875%, 1/12/2029 (n)		3,436,000	3,706,619
Transelec S.A., 3.875%, 1/12/2029		5,077,000	5,476,865
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		8,107,000	8,411,012
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		10,786,000	11,190,475
VTR Finance B.V., 6.375%, 7/15/2028		5,600,000	5,969,320
VTR Finance N.V., 6.375%, 7/15/2028 (n)		8,102,000	8,636,327
			$245,404,306
China – 4.3%
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024		$20,590,000	$21,607,146
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		20,699,000	21,855,571
China Development Bank (Hong Kong), FLR, 0.815% (LIBOR - 3mo. + 0.7%), 3/06/2022		4,588,000	4,593,873
China Development Bank Financial Leasing Co. Ltd., 2.875% to 9/28/2025, FLR (CMT-1yr. + 2.75%) to 9/28/2030		18,570,000	18,699,247
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027		15,881,000	17,085,274
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028		7,351,000	8,278,283
CIFI Holdings (Group) Co. Ltd., 4.375%, 4/12/2027		6,951,000	6,334,015

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
CNPC General Capital Ltd. (People's Republic of China), 3.95%, 4/19/2022 (n)		$5,681,000	$5,758,205
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)		18,368,000	18,193,443
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.75%, 5/29/2024		12,833,000	12,536,301
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024		12,572,000	11,896,255
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		10,160,000	11,125,515
Meituan, 2.125%, 10/28/2025 (n)		11,141,000	10,744,590
Meituan, 2.125%, 10/28/2025		2,700,000	2,603,931
Meituan, 3.05%, 10/28/2030 (n)		19,644,000	18,248,804
Meituan, 3.05%, 10/28/2030		700,000	650,283
Prosus N.V., 3.061%, 7/13/2031 (n)		19,366,000	18,796,512
Prosus N.V., 4.027%, 8/03/2050 (n)		14,932,000	14,035,275
Prosus N.V., 4.027%, 8/03/2050		3,100,000	2,913,833
Prosus N.V., 3.832%, 2/08/2051 (n)		14,347,000	13,016,609
Prosus N.V., 3.832%, 2/08/2051		1,200,000	1,088,724
Shimao Group Holdings Ltd., 3.45%, 1/11/2031		10,444,000	8,815,838
Shimao Property Holdings Ltd., 5.6%, 7/15/2026		13,866,000	12,825,674
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023		3,974,000	4,088,403
Sinopec Group Overseas Development (2012) Ltd. (People's Republic of China), 3.9%, 5/17/2022 (n)		5,353,000	5,439,237
Sinopec Group Overseas Development (2017) Ltd. (People's Republic of China), 2.5%, 9/13/2022 (n)		12,030,000	12,199,021
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)		1,712,000	1,855,517
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		56,679,000	61,430,401
Sunac China Holdings Ltd., 7.95%, 10/11/2023		2,854,000	2,187,591
Sunac China Holdings Ltd., 7.5%, 2/01/2024		16,559,000	12,252,847
Sunac China Holdings Ltd., 6.5%, 1/10/2025		7,326,000	5,228,771
Tencent Holdings Ltd., 3.595%, 1/19/2028		10,700,000	11,340,287
Times China Holdings Ltd., 6.75%, 7/08/2025		9,600,000	7,592,711
Times China Holdings Ltd., 6.2%, 3/22/2026		10,500,000	7,995,424
Weibo Corp., 3.375%, 7/08/2030		11,079,000	10,944,383
			$404,257,794
Colombia – 1.7%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$9,810,000	$9,930,271
Ecopetrol S.A. (Republic of Colombia), 4.625%, 11/02/2031		34,109,000	33,853,182
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		4,833,000	4,682,017
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031		4,600,000	4,456,296
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		21,783,000	20,857,440
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030		1,000,000	957,510
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		10,408,000	10,681,314
Republic of Colombia, 4.5%, 1/28/2026		20,902,000	22,331,488
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		24,895,000	24,420,003
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		22,525,600	23,156,542
TermoCandelaria Power Ltd., 7.875%, 1/30/2029		4,255,000	4,374,183
			$159,700,246
Costa Rica – 0.2%
Republic of Costa Rica, 7%, 4/04/2044		$11,945,000	$11,915,257
Republic of Costa Rica, 7.158%, 3/12/2045		9,771,000	9,854,151
			$21,769,408
Cote d'Ivoire – 1.2%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	16,582,000	$19,691,446
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		27,029,000	30,499,315
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		5,800,000	6,544,675
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		20,357,000	24,673,554
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		14,854,000	18,003,683
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		8,040,000	9,245,147

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cote d'Ivoire – continued
Republic of Cote d'Ivoire, 6.625%, 3/22/2048	EUR	2,200,000	$2,529,767
			$111,187,587
Croatia – 0.2%
Republic of Croatia, 1.75%, 3/04/2041	EUR	19,304,000	$22,654,616
Czech Republic – 0.2%
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	17,615,000	$21,974,868
Dominican Republic – 2.5%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$5,433,000	$5,737,248
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		20,083,000	20,936,528
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		7,699,000	8,026,208
Dominican Republic, 4.5%, 1/30/2030 (n)		9,738,000	9,859,822
Dominican Republic, 4.5%, 1/30/2030		600,000	607,506
Dominican Republic, 4.875%, 9/23/2032 (n)		35,209,000	35,737,487
Dominican Republic, 4.875%, 9/23/2032		3,100,000	3,146,531
Dominican Republic, 5.3%, 1/21/2041 (n)		19,340,000	19,146,793
Dominican Republic, 5.3%, 1/21/2041		1,900,000	1,881,019
Dominican Republic, 6.5%, 2/15/2048 (n)		2,821,000	3,018,498
Dominican Republic, 6.5%, 2/15/2048		9,262,000	9,910,433
Dominican Republic, 6.4%, 6/05/2049		10,302,000	10,945,978
Dominican Republic, 5.875%, 1/30/2060 (n)		40,996,000	40,176,080
Dominican Republic, 5.875%, 1/30/2060		64,992,000	63,692,160
			$232,822,291
Ecuador – 0.9%
Petroamazonas (Republic of Ecuador), 4.625%, 12/06/2021 (z)		$242,144	$240,025
Republic of Ecuador, 5%, 7/31/2030		7,595,000	6,284,938
Republic of Ecuador, 1%, 7/31/2035 (n)		16,732,831	11,022,920
Republic of Ecuador, 1%, 7/31/2035		58,566,000	38,580,938
Republic of Ecuador, 0.5%, 7/31/2040 (n)		20,497,161	12,247,259
Republic of Ecuador, 0.5%, 7/31/2040		31,123,000	18,596,304
			$86,972,384
Egypt – 2.7%
Arab Republic of Egypt, 0%, 11/02/2021	EGP	91,700,000	$5,831,439
Arab Republic of Egypt, 0%, 11/30/2021		76,350,000	4,822,006
Arab Republic of Egypt, 7.5%, 1/31/2027		$7,834,000	8,111,794
Arab Republic of Egypt, 5.8%, 9/30/2027 (n)		17,707,000	17,175,790
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		16,293,000	15,980,500
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		8,696,000	8,739,480
Arab Republic of Egypt, 7.6%, 3/01/2029		13,952,000	14,021,760
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	12,482,000	13,595,039
Arab Republic of Egypt, 6.375%, 4/11/2031		5,100,000	5,554,775
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$9,216,000	8,640,000
Arab Republic of Egypt, 7.052%, 1/15/2032		7,361,000	6,900,937
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		13,981,000	13,517,530
Arab Republic of Egypt, 7.625%, 5/29/2032		2,900,000	2,803,865
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		16,105,000	14,880,376
Arab Republic of Egypt, 8.5%, 1/31/2047		46,872,000	43,307,853
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		13,228,000	12,336,168
Arab Republic of Egypt, 8.7%, 3/01/2049		12,386,000	11,550,936
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		11,862,000	11,172,462
Arab Republic of Egypt, 8.875%, 5/29/2050		9,948,000	9,369,723

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Egypt – continued
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		$25,342,000	$21,477,345
			$249,789,778
El Salvador – 0.2%
Republic of El Salvador, 7.65%, 6/15/2035		$8,436,000	$6,327,000
Republic of El Salvador, 7.124%, 1/20/2050		13,712,000	9,804,080
			$16,131,080
Ghana – 0.4%
Republic of Ghana, 10.75%, 10/14/2030		$12,396,000	$14,336,470
Republic of Ghana, 7.875%, 2/11/2035 (n)		1,380,000	1,172,108
Republic of Ghana, 7.875%, 2/11/2035		28,646,000	24,330,595
			$39,839,173
Guatemala – 2.4%
Banco Industrial S. A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$18,031,000	$18,057,866
Central American Bottling Corp., 5.75%, 1/31/2027		11,997,000	12,433,091
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		27,811,000	28,821,930
Energuate Trust, 5.875%, 5/03/2027 (n)		10,465,000	10,700,463
Energuate Trust, 5.875%, 5/03/2027		19,850,000	20,296,625
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		23,025,000	24,663,459
Republic of Guatemala, 4.875%, 2/13/2028		4,270,000	4,639,355
Republic of Guatemala, 4.9%, 6/01/2030		15,121,000	16,376,194
Republic of Guatemala, 5.375%, 4/24/2032 (n)		7,941,000	8,885,979
Republic of Guatemala, 5.375%, 4/24/2032		864,000	966,816
Republic of Guatemala, 3.7%, 10/07/2033 (n)		14,866,000	14,776,804
Republic of Guatemala, 4.65%, 10/07/2041 (n)		12,406,000	12,647,917
Republic of Guatemala, 6.125%, 6/01/2050 (n)		16,052,000	18,828,996
Republic of Guatemala, 6.125%, 6/01/2050		28,073,000	32,929,629
			$225,025,124
Hungary – 0.5%
MOL PLC, 1.5%, 10/08/2027	EUR	12,263,000	$14,526,628
Republic of Hungary, 2.125%, 9/22/2031 (n)		$21,078,000	20,561,420
Republic of Hungary, 1.75%, 6/05/2035	EUR	11,105,000	13,311,181
			$48,399,229
India – 5.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$26,200,000	$28,109,980
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		5,600,000	6,008,240
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)		24,654,000	25,811,358
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		16,786,055	17,001,097
Adani Transmission Ltd., 4.25%, 5/21/2036		3,366,000	3,409,121
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		17,880,000	18,010,524
Clean Renewable Power, 4.25%, 3/25/2027 (n)		13,936,000	14,165,944
Cliffton Ltd., 6.25%, 10/25/2025 (n)		25,044,000	24,793,560
Delhi International Airport Ltd., 6.125%, 10/31/2026		6,492,000	6,506,386
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		5,639,000	5,578,550
Delhi International Airport Ltd., 6.45%, 6/04/2029		3,900,000	3,858,192
Export-Import Bank of India, 3.375%, 8/05/2026		4,163,000	4,379,491
Export-Import Bank of India, 3.875%, 2/01/2028		12,700,000	13,590,069
Export-Import Bank of India, 3.25%, 1/15/2030		8,068,000	8,184,143
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		35,290,000	32,916,094
Export-Import Bank of India, 2.25%, 1/13/2031		6,040,000	5,633,698
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)		6,000,000	6,165,890
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024		2,900,000	2,980,180

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		$6,080,000	$5,839,850
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		17,964,430	18,099,163
Indian Railway Finance Corp., 3.249%, 2/13/2030		5,200,000	5,238,304
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		36,065,000	34,728,962
Indian Railway Finance Corp., 2.8%, 2/10/2031		13,693,000	13,185,739
JSW Steel Ltd., 5.05%, 4/05/2032 (n)		27,836,000	28,297,810
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		5,491,000	5,628,275
Muthoot Finance Ltd., 6.125%, 10/31/2022		1,600,000	1,640,000
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		16,708,000	16,987,859
Muthoot Finance Ltd., 4.4%, 9/02/2023		8,500,000	8,642,375
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		11,524,000	11,857,292
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030		2,300,000	2,366,520
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		24,816,000	25,227,365
Republic of India, 7.27%, 4/08/2026	INR	1,222,290,000	17,245,297
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		$19,219,000	19,516,895
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		20,375,000	20,456,500
State Bank of India (London), 3.25%, 1/24/2022		13,806,000	13,875,858
			$475,936,581
Indonesia – 4.9%
Bank Mandiri, 4.75%, 5/13/2025		$10,791,000	$11,826,907
Bank Negara Indonesia, 3.75%, 3/30/2026		23,996,000	24,337,932
Indofood CBP, 3.541%, 4/27/2032		12,488,000	12,472,154
Indofood CBP, 4.805%, 4/27/2052		24,114,000	24,407,129
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		4,717,000	4,825,491
Listrindo Capital B.V., 4.95%, 9/14/2026		18,402,000	18,825,246
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		5,504,000	5,638,848
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		23,114,000	23,680,293
Perusahaan Penerbit SBSN Indonesia III, 2.3%, 6/23/2025 (n)		11,155,000	11,487,754
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		12,893,000	13,151,376
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		13,222,000	13,144,854
PT Indonesia Asahan Aluminium (Persero), 4.75%, 5/15/2025 (n)		7,615,000	8,178,510
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		4,703,000	5,502,510
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,953,000	7,378,732
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		1,200,000	1,273,476
Republic of Indonesia, 3.375%, 4/15/2023		3,832,000	3,968,406
Republic of Indonesia, 4.125%, 1/15/2025		24,766,000	26,829,998
Republic of Indonesia, 4.125%, 1/15/2025 (n)		4,355,000	4,717,946
Republic of Indonesia, 4.75%, 1/08/2026 (n)		3,476,000	3,905,244
Republic of Indonesia, 4.75%, 1/08/2026		12,111,000	13,606,561
Republic of Indonesia, 4.35%, 1/08/2027 (n)		13,717,000	15,330,718
Republic of Indonesia, 4.35%, 1/08/2027		12,604,000	14,086,781
Republic of Indonesia, 3.5%, 1/11/2028		16,755,000	18,075,470
Republic of Indonesia, 3.4%, 9/18/2029		20,637,000	22,140,574
Republic of Indonesia, 6.375%, 4/15/2032	IDR	130,385,000,000	9,423,980
Republic of Indonesia, 1.1%, 3/12/2033	EUR	16,234,000	17,988,743
Republic of Indonesia, 5.25%, 1/17/2042		$10,924,000	13,396,360
Republic of Indonesia, 4.625%, 4/15/2043		42,272,000	48,146,812
Republic of Indonesia, 4.35%, 1/11/2048		31,103,000	34,925,488
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		3,870,000	3,761,640
Saka Energi Indonesia PT, 4.45%, 5/05/2024		200,000	194,400
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)		7,264,000	8,081,200
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038		250,000	278,125
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		11,239,419	12,560,050
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		5,903,609	6,597,283
			$464,146,991

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Israel – 1.5%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	$29,022,000	$28,986,303
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)	13,901,000	14,005,258
Energean Israel Finance Ltd., 4.875%, 3/30/2026	26,477,000	26,900,632
Energean Israel Finance Ltd., 5.375%, 3/30/2028	22,665,000	22,948,312
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)	17,216,000	18,550,240
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	22,624,000	24,801,560
		$136,192,305
Jamaica – 0.5%
Government of Jamaica, 8%, 3/15/2039	$15,170,000	$21,268,340
Government of Jamaica, 7.875%, 7/28/2045	18,108,000	25,613,766
		$46,882,106
Jordan – 0.5%
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)	$25,974,000	$26,794,778
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030	6,500,000	6,705,400
Kingdom of Jordan, 7.375%, 10/10/2047	16,300,000	16,833,010
		$50,333,188
Kazakhstan – 1.8%
Development Bank of Kazakhstan, 4.125%, 12/10/2022	$41,472,000	$42,778,202
Development Bank of Kazakhstan, 2.95%, 5/06/2031	14,000,000	13,842,500
KazMunayGas National Co., 5.75%, 4/19/2047	7,500,000	9,041,550
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	6,165,000	7,221,311
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)	2,262,000	2,906,806
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048	2,833,000	3,640,575
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	7,427,000	8,162,050
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	4,422,000	4,736,572
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	39,894,000	42,731,980
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	27,808,000	27,881,413
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	3,400,000	3,408,976
		$166,351,935
Kenya – 0.3%
Republic of Kenya, 6.875%, 6/24/2024	$5,388,000	$5,804,837
Republic of Kenya, 7%, 5/22/2027 (n)	2,230,000	2,361,534
Republic of Kenya, 7%, 5/22/2027	4,541,000	4,808,847
Republic of Kenya, 8%, 5/22/2032	6,614,000	7,183,995
Republic of Kenya, 8.25%, 2/28/2048	9,436,000	9,802,041
		$29,961,254
Kuwait – 0.6%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$12,686,000	$13,828,755
EQUATE Petrochemical B.V. (State of Kuwait), 2.625%, 4/28/2028 (n)	7,910,000	7,890,652
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)	7,513,000	9,122,284
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR + 1.05%) to 9/15/2027 (n)	24,108,000	23,668,656
		$54,510,347
Macau – 0.2%
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029	$21,883,000	$22,432,693
Malaysia – 0.7%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$28,049,000	$27,603,582
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	23,566,000	23,052,838
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)	9,374,000	10,058,879
		$60,715,299

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – 9.3%
Braskem Idesa S.A.P.I., 6.99%, 2/20/2032 (n)		$17,738,000	$18,156,528
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		15,377,000	17,001,319
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027		1,000,000	1,105,633
CEMEX S.A.B. de C.V., 3.875%, 7/11/2031 (n)		18,586,000	18,654,768
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		18,497,000	17,803,547
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031		1,300,000	1,251,263
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		20,519,000	19,749,538
Comision Federal de Electricidad (United Mexican States), 4.677%, 2/09/2051 (n)		17,754,000	16,489,205
Comision Federal de Electricidad (United Mexican States), 4.677%, 2/09/2051		1,800,000	1,671,768
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		18,932,000	18,468,166
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		19,602,000	19,994,040
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059		22,611,000	23,526,745
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		5,373,000	5,506,250
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		12,274,000	12,578,395
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		9,963,000	10,236,983
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		11,949,000	12,277,598
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		13,297,000	13,596,183
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		14,016,000	14,331,360
Infraestructura Energética Nova S.A.B. de C.V., 4.75%, 1/15/2051		3,218,000	3,286,029
Petroleos Mexicanos, 6.875%, 10/16/2025 (n)		20,234,000	22,102,812
Petroleos Mexicanos, 6.875%, 10/16/2025		1,585,000	1,731,391
Petroleos Mexicanos, 4.5%, 1/23/2026		9,488,000	9,572,348
Petroleos Mexicanos, 6.875%, 8/04/2026		10,490,000	11,449,835
Petroleos Mexicanos, 6.49%, 1/23/2027		45,141,000	47,985,334
Petroleos Mexicanos, 6.5%, 3/13/2027		13,890,000	14,806,740
Petroleos Mexicanos, 5.35%, 2/12/2028		37,537,000	37,466,055
Petroleos Mexicanos, 6.84%, 1/23/2030		46,251,000	48,350,795
Petroleos Mexicanos, 5.95%, 1/28/2031		45,484,000	44,747,159
Petroleos Mexicanos, 6.5%, 6/02/2041		30,842,000	27,908,926
Petroleos Mexicanos, 6.75%, 9/21/2047		70,415,000	62,282,067
Petroleos Mexicanos, 7.69%, 1/23/2050		84,299,000	80,505,545
Petroleos Mexicanos, 6.95%, 1/28/2060		52,804,000	46,835,036
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		22,830,000	22,459,012
United Mexican States, 5.75%, 3/05/2026	MXN	610,300,000	27,988,486
United Mexican States, 2.659%, 5/24/2031		$26,498,000	25,573,220
United Mexican States, 4.75%, 4/27/2032		20,888,000	23,422,759
United Mexican States, 1.45%, 10/25/2033	EUR	11,609,000	12,424,238
United Mexican States, 4.5%, 1/31/2050		$13,148,000	13,819,863
United Mexican States, 3.771%, 5/24/2061		19,006,000	17,499,775
United Mexican States, 3.75%, 4/19/2071		27,509,000	24,667,595
			$869,284,309
Morocco – 1.6%
Kingdom of Morocco, 4.25%, 12/11/2022		$8,511,000	$8,774,160
Kingdom of Morocco, 1.375%, 3/30/2026 (n)	EUR	10,298,000	11,867,345
Kingdom of Morocco, 1.375%, 3/30/2026		800,000	921,915
Kingdom of Morocco, 2%, 9/30/2030		12,428,000	13,868,987
Kingdom of Morocco, 1.5%, 11/27/2031		8,504,000	9,006,030
Kingdom of Morocco, 3%, 12/15/2032 (n)		$30,274,000	28,711,256
Kingdom of Morocco, 3%, 12/15/2032		9,150,000	8,677,677
Kingdom of Morocco, 4%, 12/15/2050 (n)		15,868,000	14,264,221
Kingdom of Morocco, 4%, 12/15/2050		7,500,000	6,741,975
OCP S.A., 5.125%, 6/23/2051		4,638,000	4,515,093
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		17,763,000	17,407,598
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044		6,278,000	7,516,524
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		2,259,000	2,704,655

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Morocco – continued
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		$19,582,000	$19,063,077
			$154,040,513
Nigeria – 1.0%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		$21,220,000	$21,041,328
Federal Republic of Nigeria, 7.875%, 2/16/2032		22,393,000	22,798,044
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		26,804,000	26,535,960
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		1,636,000	1,578,740
Federal Republic of Nigeria, 7.696%, 2/23/2038		22,176,000	21,399,840
			$93,353,912
North Macedonia – 0.2%
Republic of North Macedonia, 1.625%, 3/10/2028 (n)	EUR	15,809,000	$17,663,348
Republic of North Macedonia, 1.625%, 3/10/2028		800,000	893,838
			$18,557,186
Oman – 2.0%
Government of Oman, 6.25%, 1/25/2031		$19,333,000	$20,903,807
Government of Oman, 6.75%, 1/17/2048		76,074,000	76,831,697
Government of Oman, 7%, 1/25/2051		21,780,000	22,684,741
Omani Government, 6.75%, 1/17/2048 (n)		1,500,000	1,514,940
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		17,230,000	18,330,377
Sultanate of Oman, 6%, 8/01/2029		17,729,000	18,995,879
Sultanate of Oman, 6.25%, 1/25/2031 (n)		7,593,000	8,209,931
Sultanate of Oman, 7%, 1/25/2051 (n)		19,243,000	20,042,354
			$187,513,726
Pakistan – 0.2%
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		$6,178,000	$6,205,554
Republic of Pakistan, 6%, 4/08/2026 (n)		13,855,000	13,924,275
			$20,129,829
Panama – 1.6%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)		$24,295,000	$25,297,412
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)		26,394,000	27,216,965
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		12,229,000	15,043,301
Autoridad del Canal de Panama, 4.95%, 7/29/2035		5,145,000	6,329,036
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)		8,930,000	8,974,739
Banistmo S.A., 4.25%, 7/31/2027		6,651,000	6,717,577
Cable Onda S.A., 4.5%, 1/30/2030 (n)		8,760,000	9,086,310
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		8,721,000	9,893,887
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049		7,400,000	8,395,226
Panama Canal Railway Co., 7%, 11/01/2026		3,142,773	3,284,229
Panama Canal Railway Co., 7%, 11/01/2026 (n)		623,745	651,820
Republic of Panama, 3.75%, 4/17/2026		6,166,000	6,546,011
Republic of Panama, 3.362%, 6/30/2031 (n)		23,029,000	22,775,681
			$150,212,194
Paraguay – 1.2%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$16,352,000	$16,204,832
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025		2,000,000	1,982,000
Republic of Paraguay, 5%, 4/15/2026		6,913,000	7,638,865
Republic of Paraguay, 4.95%, 4/28/2031 (n)		9,772,000	10,944,640
Republic of Paraguay, 4.95%, 4/28/2031		3,074,000	3,442,880
Republic of Paraguay, 6.1%, 8/11/2044		9,059,000	10,898,068
Republic of Paraguay, 5.6%, 3/13/2048 (n)		10,688,000	12,157,600

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Paraguay – continued
Republic of Paraguay, 5.6%, 3/13/2048		$21,179,000	$24,091,112
Republic of Paraguay, 5.4%, 3/30/2050 (n)		5,156,000	5,813,390
Republic of Paraguay, 5.4%, 3/30/2050		5,200,000	5,863,000
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		4,583,000	4,754,863
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		8,800,000	9,130,000
			$112,921,250
Peru – 0.9%
Corporacion Lindley S.A., 6.75%, 11/23/2021		$714,000	$717,213
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		442,000	443,989
El Fondo Mivivienda S.A., 3.5%, 1/31/2023		4,192,000	4,286,362
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		14,210,000	14,743,017
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		824,722	892,761
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		50,205	54,347
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		20,844,000	21,677,760
Inkia Energy Ltd., 5.875%, 11/09/2027		3,050,000	3,172,000
Minsur S.A., 4.5%, 10/28/2031 (n)		12,012,000	11,876,865
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		28,585,000	28,077,902
			$85,942,216
Philippines – 0.5%
Republic of Philippines, 1.2%, 4/28/2033	EUR	11,955,000	$13,681,779
Republic of Philippines, 1.75%, 4/28/2041		27,475,000	30,977,359
			$44,659,138
Poland – 0.6%
Can-Pack S.A., 3.875%, 11/15/2029 (n)		$16,446,000	$16,322,655
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		12,199,000	12,259,995
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		800,000	804,000
Canpack S.A./Eastern PA Land Investment Holding LLC, 2.375%, 11/01/2027 (n)	EUR	6,194,000	7,187,472
Synthos S.A., 2.5%, 6/07/2028 (n)		17,671,000	19,659,920
			$56,234,042
Qatar – 2.5%
ABQ Finance Ltd., 2%, 7/06/2026		$17,756,000	$17,616,615
Commercial Bank P.S.Q.C., 4.5%, 9/03/2169		28,877,000	29,201,289
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)		20,025,000	20,203,423
Qatar Petroleum, 2.25%, 7/12/2031 (n)		19,425,000	19,133,625
Qatar Petroleum, 3.3%, 7/12/2051 (n)		15,298,000	15,589,274
State of Qatar, 4%, 3/14/2029 (n)		5,769,000	6,497,278
State of Qatar, 4%, 3/14/2029		15,940,000	17,952,266
State of Qatar, 4.625%, 6/02/2046		3,700,000	4,608,957
State of Qatar, 5.103%, 4/23/2048 (n)		17,659,000	23,428,407
State of Qatar, 5.103%, 4/23/2048		21,301,000	28,260,292
State of Qatar, 4.817%, 3/14/2049 (n)		23,161,000	29,775,782
State of Qatar, 4.817%, 3/14/2049		19,800,000	25,454,880
			$237,722,088
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$18,317,000	$18,883,362
Aragvi Finance International DAC, 8.45%, 4/29/2026		1,200,000	1,237,104
			$20,120,466

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – 0.9%
RCS & RDS S.A., 3.25%, 2/05/2028	EUR	8,500,000	$9,716,046
Republic of Romania, 1.75%, 7/13/2030 (n)		23,124,000	25,561,043
Republic of Romania, 2.124%, 7/16/2031		4,774,000	5,402,629
Republic of Romania, 2%, 1/28/2032		4,381,000	4,829,131
Republic of Romania, 2%, 1/28/2032 (n)		8,936,000	9,850,062
Republic of Romania, 2.625%, 12/02/2040 (n)		8,479,000	8,968,576
Republic of Romania, 2.625%, 12/02/2040		2,600,000	2,750,124
Republic of Romania, 2.75%, 4/14/2041 (n)		15,965,000	16,958,388
			$84,035,999
Russia – 2.3%
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028		$8,815,000	$9,690,330
Gaz Capital S.A. (Russian Federation), 3.25%, 2/25/2030		2,200,000	2,172,500
Gazprom PJSC (Russian Federation), 3.25%, 2/25/2030 (n)		14,825,000	14,639,687
Hacienda Investments Ltd. via DME Airport Ltd., 5.35%, 2/08/2028 (n)		12,795,000	13,384,722
Russian Federation, 4.75%, 5/27/2026		12,400,000	13,903,500
Russian Federation, 4.25%, 6/23/2027		79,800,000	88,400,684
Russian Federation, 4.25%, 6/23/2027 (n)		1,600,000	1,772,445
Russian Federation, 4.375%, 3/21/2029 (n)		4,400,000	4,958,448
Russian Federation, 4.375%, 3/21/2029		27,800,000	31,328,376
Russian Federation, 5.1%, 3/28/2035		6,200,000	7,416,948
Russian Federation, 5.1%, 3/28/2035 (n)		22,000,000	26,318,204
			$213,985,844
Rwanda – 0.1%
Republic of Rwanda, 5.5%, 8/09/2031 (n)		$11,694,000	$11,901,452
Saudi Arabia – 2.9%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$23,522,000	$24,499,104
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		9,862,000	10,244,646
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		29,610,000	31,018,844
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		33,663,000	32,478,870
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		21,954,000	25,823,392
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		21,784,000	28,201,653
Kingdom of Saudi Arabia, 5.25%, 1/16/2050		2,900,000	3,754,352
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 1.602%, 6/17/2026 (n)		5,876,000	5,800,505
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		8,385,000	8,398,416
Saudi Arabian Oil Co., 3.5%, 4/16/2029		11,981,000	12,783,775
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		11,418,000	11,059,703
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		8,926,000	9,986,230
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		727,000	689,778
Saudi Arabian Oil Co., 3.5%, 11/24/2070		22,406,000	21,258,813
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 4/17/2030		12,820,000	14,890,430
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		22,768,000	26,240,120
			$267,128,631
Senegal – 0.2%
Republic of Senegal, 6.25%, 5/23/2033		$20,126,000	$20,745,639
Serbia – 0.6%
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	14,419,000	$18,080,506
Republic of Serbia, 3.125%, 5/15/2027		200,000	250,787
Republic of Serbia, 1.65%, 3/03/2033 (n)		14,754,000	16,010,965
Republic of Serbia, 2.05%, 9/23/2036 (n)		22,039,000	23,662,858
			$58,005,116

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Singapore – 0.8%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$15,478,000	$15,359,129
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030		3,500,000	3,473,120
Puma International Financing S.A., 5%, 1/24/2026		16,956,000	17,020,433
Puma International Financing S.A., 5%, 1/24/2026 (n)		12,960,000	13,009,248
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		22,369,000	22,254,023
			$71,115,953
Slovenia – 0.2%
United Group B.V., 3.125%, 2/15/2026	EUR	6,462,000	$7,177,992
United Group B.V., 3.625%, 2/15/2028		8,187,000	9,062,701
United Group B.V., 4.625%, 8/15/2028 (n)		5,309,000	6,075,831
			$22,316,524
South Africa – 2.2%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$31,533,000	$32,794,320
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		14,492,000	15,580,059
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		10,200,000	10,965,816
Petra Diamonds US$ Treasury PLC, 10.5% (0% cash or 10.5% PIK) 3/08/2026 (n)(p)		8,833,001	9,086,950
Republic of South Africa, 10.5%, 12/21/2026	ZAR	120,407,000	8,635,409
Republic of South Africa, 4.85%, 9/27/2027		$6,904,000	7,246,784
Republic of South Africa, 8%, 1/31/2030	ZAR	81,734,000	4,855,347
Republic of South Africa, 8.25%, 3/31/2032		206,695,000	11,860,480
Republic of South Africa, 5.75%, 9/30/2049		$38,212,000	36,453,484
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		23,001,000	23,375,916
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		40,715,000	41,826,519
			$202,681,084
Sri Lanka – 0.3%
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)		$2,109,000	$1,370,850
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		3,554,000	2,229,460
Republic of Sri Lanka, 7.85%, 3/14/2029		12,214,000	7,661,964
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		4,461,000	2,780,809
Republic of Sri Lanka, 7.55%, 3/28/2030		17,342,000	10,810,309
			$24,853,392
Supranational – 0.2%
West African Development Bank, 4.7%, 10/22/2031		$4,800,000	$5,226,048
West African Development Bank, 4.7%, 10/22/2031 (n)		15,044,000	16,379,305
			$21,605,353
Thailand – 0.5%
Bangkok Bank PLC, 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)		$30,263,000	$30,032,425
Bangkok Bank Public Co. Ltd., 3.733%, 9/25/2034		13,177,000	13,395,870
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)		7,626,000	7,054,977
			$50,483,272
Trinidad & Tobago – 0.4%
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		$13,810,000	$14,327,875
Consolidated Energy Finiance S.A., 5.625%, 10/15/2028 (n)		25,916,000	25,789,012
			$40,116,887
Turkey – 2.6%
Republic of Turkey, 6.25%, 9/26/2022		$7,094,000	$7,292,462
Republic of Turkey, 5.6%, 11/14/2024		7,179,000	7,227,903
Republic of Turkey, 4.25%, 3/13/2025		28,003,000	26,964,985
Republic of Turkey, 6.375%, 10/14/2025		7,016,000	7,131,062
Republic of Turkey, 4.75%, 1/26/2026		16,811,000	16,093,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Turkey – continued
Republic of Turkey, 4.875%, 10/09/2026	$35,776,000	$33,900,050
Republic of Turkey, 6%, 3/25/2027	13,751,000	13,565,362
Republic of Turkey, 5.125%, 2/17/2028	24,347,000	22,837,243
Republic of Turkey, 5.25%, 3/13/2030	23,625,000	21,457,264
Republic of Turkey, 5.95%, 1/15/2031	20,341,000	19,007,851
Republic of Turkey, 5.875%, 6/26/2031	14,399,000	13,339,752
Republic of Turkey, 6.5%, 9/20/2033	27,100,000	25,745,000
Republic of Turkey, 6.875%, 3/17/2036	8,100,000	7,826,576
Republic of Turkey, 6.625%, 2/17/2045	4,856,000	4,402,119
Republic of Turkey, 5.75%, 5/11/2047	15,694,000	12,908,315
		$239,699,114
Ukraine – 4.2%
Government of Ukraine, 7.75%, 9/01/2023	$10,807,000	$11,509,693
Government of Ukraine, 7.75%, 9/01/2024	7,380,000	7,952,039
Government of Ukraine, 7.75%, 9/01/2025	29,636,000	31,972,858
Government of Ukraine, 7.75%, 9/01/2026 (n)	2,400,000	2,586,730
Government of Ukraine, 7.75%, 9/01/2026	6,674,000	7,193,264
Government of Ukraine, 7.75%, 9/01/2027 (n)	2,900,000	3,124,425
Government of Ukraine, 7.75%, 9/01/2027	31,304,000	33,726,554
Government of Ukraine, 6.876%, 5/21/2029 (n)	29,967,000	30,523,787
Government of Ukraine, 6.876%, 5/21/2029	9,707,000	9,887,356
Government of Ukraine, 7.375%, 9/25/2032	44,821,000	46,097,502
Government of Ukraine, 7.253%, 3/15/2033 (n)	41,040,000	41,772,071
Government of Ukraine, 7.253%, 3/15/2033	24,583,000	25,021,511
Government of Ukraine, GDP Linked Bond, 1.258%, 5/31/2040	78,921,000	83,067,509
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)	1,969,000	1,937,750
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026	7,385,000	7,267,795
Oschadbank (State Savings Bank of Ukraine), 9.375%, 3/10/2023	2,100,000	2,184,000
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	15,439,900	16,554,661
Ukraine Rail (Rail Capl), 7.875%, 7/15/2026	12,262,000	12,416,501
Ukrainian Railways Co., 8.25%, 7/09/2024	21,618,000	22,482,720
		$397,278,726
United Arab Emirates – 3.9%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	$20,636,000	$23,955,094
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	12,433,000	12,686,235
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028	1,400,000	1,428,515
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	19,274,000	20,189,515
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	28,896,000	31,568,880
Emirate of Abu Dhabi, 3.125%, 9/30/2049 (n)	13,784,000	13,882,142
Emirate of Abu Dhabi, 2.7%, 9/02/2070 (n)	10,050,000	8,993,142
Emirates NBD Bank PJSC, 6.125%, 1/09/2170	27,484,000	29,785,785
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	11,649,000	13,349,754
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035	2,500,000	2,865,000
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	27,791,703	27,933,650
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027	2,055,165	2,065,662
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	36,542,000	35,599,826
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036	8,494,000	8,274,997
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	25,258,000	24,809,636
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040	2,500,000	2,455,622
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	41,163,000	40,915,703
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040	4,600,000	4,572,364
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	5,603,000	5,799,105
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026	14,926,000	15,448,410

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – continued
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		$18,542,000	$19,260,502
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027		16,472,000	16,322,105
			$362,161,644
United States – 1.6%
Hyundai Capital America, 2.375%, 10/15/2027 (n)		$8,389,000	$8,421,337
Hyundai Capital America, 1.8%, 1/10/2028 (n)		11,056,000	10,650,917
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		19,011,000	18,770,321
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		6,913,000	7,206,872
JBS Investments II GmbH, 5.75%, 1/15/2028		14,890,000	15,522,974
JBS USA Holdings, Inc., 6.5%, 4/15/2029		8,428,000	9,323,475
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		11,346,000	12,551,512
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		15,622,000	19,520,787
U.S. Treasury Bonds, 2.5%, 2/15/2046		41,335,600	45,499,839
			$147,468,034
Uruguay – 0.7%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	215,363,000	$4,838,297
Oriental Republic of Uruguay, 5.1%, 6/18/2050		$5,924,000	7,709,671
Oriental Republic of Uruguay, 4.975%, 4/20/2055		33,623,000	43,021,974
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	393,440,144	10,153,607
			$65,723,549
Uzbekistan – 0.9%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$18,090,000	$18,745,763
National Bank of Uzbekistan, 4.85%, 10/21/2025		21,640,000	22,196,148
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		9,436,000	9,121,592
Republic of Uzbekistan, 3.9%, 10/19/2031 (n)		12,063,000	11,761,425
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		20,085,000	20,765,882
			$82,590,810
Venezuela – 0.2%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		$10,104,000	$973,015
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		17,593,000	1,694,206
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		33,488,000	3,224,894
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		8,435,000	812,291
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		68,785,500	7,050,514
			$13,754,920
Vietnam – 0.6%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		$20,593,000	$20,438,553
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		6,800,000	6,749,000
Socialist Republic of Vietnam, 4.8%, 11/19/2024		29,378,000	32,235,155
			$59,422,708
Zambia – 0.5%
First Quantum Minerals Ltd., 7.25%, 4/01/2023		$8,671,000	$8,828,812
First Quantum Minerals Ltd., 7.5%, 4/01/2025		11,288,000	11,683,080
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		25,762,000	27,500,935
First Quantum Minerals Ltd., 6.875%, 10/15/2027		1,300,000	1,387,750
			$49,400,577
Total Bonds			$8,565,011,756

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 0.1%
Mexico – 0.0%
ICA Tenedora, S.A. de C.V.(a)(u)	2,525,968	$2,085,752
United Kingdom – 0.1%
Petra Diamonds Ltd.(a)(l)	151,911,371	$3,222,426
Total Common Stocks		$5,308,178
Investment Companies (h) – 7.6%
Money Market Funds – 7.6%
MFS Institutional Money Market Portfolio, 0.04% (v)	717,619,113	$717,619,113
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j)	335,000	$335,000

Other Assets, Less Liabilities – 1.0%		98,531,118
Net Assets – 100.0%		$9,386,805,165
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $717,619,113 and $8,570,654,934, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,536,588,399, representing 37.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Petroamazonas (Republic of Ecuador), 4.625%, 12/06/2021	12/04/17	$215,084	$240,025
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
RUB	Russian Ruble

Portfolio of Investments (unaudited) – continued
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 10/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	48,225,077	USD	8,395,000	JPMorgan Chase Bank N.A.	12/02/2021	$100,380
HUF	5,749,389,000	USD	18,411,596	Citibank N.A.	1/14/2022	5,563
IDR	133,411,922,000	USD	9,353,700	Citibank N.A.	11/22/2021	44,945
IDR	277,695,450,900	USD	19,495,100	Merrill Lynch International	11/22/2021	68,076
ILS	60,893,000	USD	18,819,112	JPMorgan Chase Bank N.A.	1/14/2022	438,474
RUB	1,012,538,000	USD	13,638,069	Citibank N.A.	11/22/2021	587,978
RUB	1,015,045,000	USD	13,679,741	Goldman Sachs International	11/22/2021	581,529
RUB	1,390,348,000	USD	18,671,328	Morgan Stanley Capital Services, Inc.	1/31/2022	581,834
USD	12,096,700	BRL	66,219,754	Goldman Sachs International	12/02/2021	431,359
USD	7,201,352	CLP	5,800,472,590	Banco Santander S.A	11/02/2021	71,084
USD	19,134,781	CLP	14,595,941,590	Barclays Bank PLC	11/02/2021	1,192,629
USD	10,919,673	CLP	8,795,469,000	JPMorgan Chase Bank N.A.	11/02/2021	107,787
USD	383,489,804	EUR	330,079,336	Citibank N.A.	1/14/2022	1,184,235
USD	40,340,527	EUR	34,694,515	Goldman Sachs International	1/14/2022	156,532
USD	146,307,436	EUR	125,867,619	JPMorgan Chase Bank N.A.	1/14/2022	524,629
USD	127,072,844	EUR	109,101,787	Morgan Stanley Capital Services, Inc.	1/14/2022	708,616
USD	13,148,330	ZAR	199,932,187	Deutsche Bank AG	11/08/2021	67,962
USD	33,882,490	ZAR	513,931,282	Goldman Sachs International	11/08/2021	259,037
						$7,112,649
Liability Derivatives
CLP	5,800,472,590	USD	7,403,000	Banco Santander S.A	11/02/2021	$(272,732)
CLP	762,634,606	USD	935,920	Barclays Bank PLC	1/28/2022	(8,049)
CLP	14,595,941,590	USD	18,121,025	Barclays Bank PLC	11/02/2021	(178,872)
CLP	8,795,469,000	USD	10,819,866	JPMorgan Chase Bank N.A.	11/02/2021	(7,980)
EUR	1,713,852	USD	1,990,920	Deutsche Bank AG	1/14/2022	(5,897)
EUR	15,610,585	USD	18,206,331	JPMorgan Chase Bank N.A.	1/14/2022	(125,787)
EUR	4,383,140	USD	5,084,027	Morgan Stanley Capital Services, Inc.	1/14/2022	(7,372)
INR	706,768,000	USD	9,541,249	Citibank N.A.	12/14/2021	(147,969)
INR	91,829,968	USD	1,235,602	Goldman Sachs International	12/14/2021	(15,139)
INR	363,845,000	USD	4,910,189	JPMorgan Chase Bank N.A.	12/14/2021	(74,517)
MXN	188,811,256	USD	9,238,275	Barclays Bank PLC	1/14/2022	(170,388)
RUB	356,016,000	USD	4,884,530	Citibank N.A.	4/25/2022	(47,423)
ZAR	129,579,331	USD	8,707,757	BNP Paribas S.A.	1/14/2022	(303,206)
ZAR	139,571,264	USD	9,201,631	Goldman Sachs International	11/08/2021	(70,318)
USD	2,774,779	BRL	15,909,000	Citibank N.A.	12/02/2021	(27,767)
USD	3,135,537	BRL	17,966,000	Goldman Sachs International	12/02/2021	(29,372)
USD	8,865,909	IDR	126,958,977,617	Barclays Bank PLC	11/22/2021	(78,138)
USD	4,747,104	IDR	68,089,608,608	Citibank N.A.	11/22/2021	(49,694)
USD	9,564,073	IDR	137,139,245,718	JPMorgan Chase Bank N.A.	11/22/2021	(97,155)
USD	14,175,985	IDR	203,255,276,400	Merrill Lynch International	11/22/2021	(143,006)
USD	18,521,914	MXN	388,380,485	Goldman Sachs International	1/14/2022	(130,523)
						$(1,991,304)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	290	$56,957,813	December – 2021	$106,921
Euro-Bobl 5 yr	Short	EUR	53	8,195,207	December – 2021	120,574
Euro-Bund 10 yr	Short	EUR	1,316	255,760,255	December – 2021	6,340,668
Euro-OAT 10 yr	Short	EUR	63	11,943,791	December – 2021	323,209
						$6,891,372
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	293	$47,127,219	December – 2021	$(530,972)
U.S. Treasury Note 10 yr	Long	USD	400	52,281,250	December – 2021	(482,702)
						$(1,013,674)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(162,034)	$(415,653)	$(577,687)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Republic of Korea, 2.75%, 1/19/2027.
At October 31, 2021, the fund had cash collateral of $2,854,000 and other liquid securities with an aggregate value of $8,871,947 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of October 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$3,222,426	$—	$—	$3,222,426
Mexico	—	—	2,085,752	2,085,752
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	65,020,626	—	65,020,626
Non - U.S. Sovereign Debt	—	5,793,467,926	—	5,793,467,926
U.S. Corporate Bonds	—	82,447,408	—	82,447,408
Foreign Bonds	—	2,624,075,796	—	2,624,075,796
Mutual Funds	717,619,113	—	—	717,619,113
Total	$720,841,539	$8,565,011,756	$2,085,752	$9,287,939,047
Other Financial Instruments
Futures Contracts – Assets	$6,891,372	$—	$—	$6,891,372
Futures Contracts – Liabilities	(1,013,674)	—	—	(1,013,674)
Forward Foreign Currency Exchange Contracts – Assets	—	7,112,649	—	7,112,649
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,991,304)	—	(1,991,304)
Swap Agreements – Liabilities	—	(577,687)	—	(577,687)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 7/31/21	$—
Transfers into level 3	2,085,752
Balance as of 10/31/21	$2,085,752
At October 31, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$541,153,205	$863,800,659	$687,334,751	$—	$—	$717,619,113
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$54,697	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2021, are as follows:
United States	12.2%
Mexico	9.4%
India	5.1%
Indonesia	5.0%
China	4.4%
Ukraine	4.3%
United Arab Emirates	3.9%
Saudi Arabia	2.9%
Germany	(2.8)%
Other Countries	55.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.